Debt	12 Months Ended
Dec. 31, 2013
Debt [Abstract]
Debt

6 - DEBT

Senior Credit Facility

As of December 31, 2013 and 2012, the outstanding balance under the senior credit facility was as follows:

	2013	2012

Borrowings on senior credit facility	$ 13,170,000	$ 3,000,000
Less: debt discount	-	-
Net senior credit facility	$ 13,170,000	$ 3,000,000

In April 2011, the Company secured an $8.0 million credit facility, bearing interest of 16% per year.  The Company paid origination, commitment and administration fees, and expenses totaling $323,639 and issued the lender warrants to acquire up to 804,467 shares of our common stock at $1.00 per share.  Unamortized deferred financing costs of $525,936 were charged to interest expense when the facility was repaid and closed in November 2012.  There are no related warrants outstanding as of December 31, 2013.

In November 2012, the Company entered into a  $5.0 million senior credit facility, amended in March 2013 to $14.5 million.  Outstanding balances under the senior credit facility accrue interest at an annual rate of 13.2%, payable monthly in arrears. Interest only is payable through August 2014; thereafter, principal is payable at a monthly through maturity, September 2016.  A prepayment penalty of 4% is in effect through March 16, 2014.  In addition, the facility is subject to a facility growth fees of 4% of new borrowings arranged by the lender and 2% if arranged by others.  During the years ended December 31, 2013 and 2012, interest expense related to the senior credit facility, exclusive of accretion of debt discount and amortization of loan origination fees, was $396,000 and $428,000, respectively.

Additional borrowings under the senior credit facility are limited to the acquisition of credit card residuals in the United States.  Qualifying borrowing amounts are also limited by 16 times the expected monthly gross cash flow of the residuals, as measured immediately following the acquisition.  The senior credit facility is secured by substantially all of the Company’s assets.  The facility requires maintaining a minimum of $200,000 in cash and equivalents and meeting certain financial covenants.  As of December 31, 2013, the Company was in compliance with all covenants.

In March 2013, the Company issued 500,000 warrants to the senior credit facility.  The aggregate fair value of the warrants, determined on the date of issuance using a Black Scholes valuation model, as of December 31, 2013 was $325,000

As of December 31, 2013 and 2012, the Company has paid $815,000 and $255,000, respectively, in loan origination fees related to the senior credit facility that are being amortized in to interest expense through the facility maturity.  For the years ended December 31, 2013 and 2012, amortized loan origination fees included in interest expense were $185,671 and $1,568,516, respectively.

Subordinated Debt

The Company’s subordinated debt has been issued pursuant to a $3 Million Subordinated Debt Offering, a $2 Million Subordinated Debt Offering,  2012 $3 Million Notes Offering, and a 2012 Convertible Notes Offering, each exempt from registration under Rule 506 of Regulation D of the Securities and Exchange Commission (“SEC”), as described in the Current Reports on Form 8-K filed with the SEC on January 6, 2011, and August 10, 2012, and incorporated herein by reference.  The notes are secured by a first lien on substantially all of the Company’s assets, but are subordinated to the senior credit facility.  The notes bear interest at a rate of 12% annually paid monthly in arrears.

Subordinated Notes Payable

At December 31, 2013 and 2012, the outstanding balances on subordinated notes payable were as follows:

	2013	2012

Borrowings on subordinated notes payable	$ 4,800,000	$ 3,300,000
Less: debt discount	(198,510)	(302,904)
Net subordinated notes payable	$ 4,601,490	$ 2,997,096

For the years ended December 31, 2013 and 2012, interest expense related to the subordinated notes payable, exclusive of debt discount accretion, was $554,167 and $362,550, respectively.

At issuance, the lenders received warrants to acquire shares of our common stock at $2.00 to $2.50 per share.   140,000 and 335,425 warrants were issued during the years ended December 31, 2013 and 2012, respectively.  The aggregate fair value of the warrants, determined on the date of issuance using a Black Scholes valuation model, as of December 31, 2013 and 2012 was $96,434 and $-0-, respectively.  The debt discount accreted into interest expense during the years ended December 31, 2013 and 2012 were $176,828 and $461,535, respectively.  At December 31, 2013, future accretion of related debt discounts is expected to be $179,892 for 2014, $18,618 for 2015 and 2016, respectively.

Convertible Subordinated Notes

At December 31, 2013 and 2012, the outstanding balances on convertible subordinated notes payable were as follows:

	2013	2012

Borrowings on convertible subordinated notes	$ 1,300,000	$ 850,000
Less: debt discount	(750)	(65,358)
Less: notes converted	(900,000)	-
Net convertible subordinated notes	$ 399,250	$ 784,642

For the years ended December 31, 2013 and 2012, interest expense related to the subordinated notes payable, exclusive of debt discount accretion, was $554,167 and $362,550, respectively.

The notes can be converted shares of the Company’s common stock at a conversion rate of $1.50 per share at the option of the note holders.  In July 2014, any outstanding balances automatically will automatically convert.  During the year ended December 31, 2013, outstanding convertible subordinated note balances of $900,000 were converted into 600,001 shares of common stock.  No amounts were converted for the year ended December 31, 2012.

In connection with the conversion, we issued an additional 33,800 shares of stock having a $50,700 fair value based on publicly-quoted market prices and expensed $42,408 of the fair value of warrants previously deferred.

At issuance, the lenders received warrants to acquire shares of our common stock at $2.00 to $2.30 per share.   40,000 and 50,000 warrants were issued during the years ended December 31, 2013 and 2012, respectively.  The aggregate fair value of the warrants, determined on the date of issuance using a Black Scholes valuation model, as of December 31, 2013 and 2012 was $93,000 and $69,000, respectively.  The debt discount accreted into interest expense during the years ended December 31, 2013 and 2012 were $139,308 and $3,642, respectively.  At December 31, 2013, future accretion of related debt discounts is expected to be $750 for 2014.

Note Payable

We have financed insurance premiums with promissory notes bearing interest at rates between 6.0% and 7.0% per annum payable in monthly installments over periods of less than one year.  As of December 31, 2013 and 2012, outstanding balances on notes payable were $20,864 and $7,570, respectively.

	2014	2015	2016	Total
Senior notes payable	$ 2,195,000	$ 6,585,000	$ 4,390,000	$ 13,170,000
Subordinated notes payable	3,800,000	-	1,000,000	4,800,000
Convertible subordinated notes	400,000	-	-	400,000
Note payable	20,864	-	-	20,864
	$ 6,415,864	$ 6,585,000	$ 5,390,000	$ 18,390,864